Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,484,658,917	$ 130,385,643	$ 46,497,526	$ 31,691,895	$ 2,693,233,981
Copper, molybdenum and other by products
Total	1,559,413,921	$ 15,476,670	45,348,728	$ 28,663,195	2,636,339,681
Copper, Zinc, silver, Gold and related by products
Total	52,714,677				55,743,377
Ecuador
Total	$ 2,125		9,984		12,109
Chile
Total			1,093,933		1,093,933
Argentina
Total			$ 44,881		$ 44,881